SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Trusts (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 30, 2021 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Asset based Securities, maximum issue scale				¥ 10,000,000	¥ 5,000,000
Asset based Securities, beneficial rights value				1,700,000	2,300,000		¥ 4,700,000
Provision for loan losses		¥ 965,419		698,701	486,991
Loans written off		475,352		636,766	161,976
ASSETS.
Restricted Cash		2,643,587		2,355,850	1,727,727	$ 414,836
Loans receivable, net		9,844,481		7,500,629		1,544,814
Prepaid expenses and other assets		383,937		401,224		60,246
Loans receivable, net-noncurrent		2,859,349		87,685		448,694
TOTAL ASSETS		33,504,995		24,387,305		5,257,663
LIABILITIES.
Payable to investors of the consolidated trusts-current		2,304,518		3,117,634		361,629
Accrued expenses and other current liabilities		2,258,329		809,761		354,381
Payable to investors of the consolidated trusts-noncurrent		4,010,597		1,468,890		629,350
TOTAL LIABILITIES		18,288,386		14,906,215		$ 2,869,846
Net revenue		16,635,645	$ 2,610,495	13,563,954	9,219,847
Net cash provided by (used in) operating activities		5,789,700	908,530	5,325,810	2,973,075
Net cash (used in) provided by investing activities		(6,064,328)	(951,625)	892,770	(8,860,441)
Net cash provided by (used in) financing activities		¥ 2,263,720	$ 355,227	(3,282,400)	7,707,858
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Term of the plan		1 year	1 year
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Term of the plan		2 years	2 years
Subordinated tranche securities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
ABS purchased, value		¥ 602,000
Senior tranche securities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
ABS purchased, value		794,380
Shenzhen Stock Exchange | Listing And Transferring Assets Based Securities [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Asset based Securities, maximum issue scale		4,000,000
Shanghai Stock Exchange | Listing And Transferring Assets Based Securities [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Asset based Securities, maximum issue scale		8,000,000
Consolidated Trusts
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payable to investors of the consolidated trusts - current		2,139,063		1,765,175
Payable to investors of the consolidated trusts - noncurrent		3,903,597		1,468,890
Repurchase of delinquent loans		904,586		831,203
Repurchase of performing loans upon liquidation of consolidated trusts		12,686		17,185
Provision for loan losses		661,402		595,047	464,379
Loans written off		1,033,228		603,758	142,882
ASSETS.
Restricted Cash		657,075		348,976
Loans receivable, net		8,646,950		6,447,233
Prepaid expenses and other assets		104,515		101,729
Loans receivable, net-noncurrent		1,829,804		37,157
TOTAL ASSETS		11,238,344		6,935,095
LIABILITIES.
Payable to investors of the consolidated trusts-current		2,304,518		3,117,634
Accrued expenses and other current liabilities		5,928		9,608
Other tax payable		34,448		27,694
Payable to investors of the consolidated trusts-noncurrent		4,010,597		1,468,890
TOTAL LIABILITIES		6,355,491		4,623,826
Net revenue		1,704,267		2,089,679	1,279,203
Net income		708,908		899,010	469,825
Net cash provided by (used in) operating activities		1,329,554		(674,291)	382,620
Net cash (used in) provided by investing activities		(4,619,696)		1,964,538	(8,989,137)
Net cash provided by (used in) financing activities		¥ 1,735,348		¥ (3,268,383)	¥ 7,512,696
Percentage of consolidated revenues		10.00%	10.00%	15.00%	14.00%
Percentage of consolidated total assets		34.00%	34.00%	28.00%
Percentage of consolidated total liabilities		35.00%	35.00%	31.00%
Consolidated Trusts | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Repurchase of loans delinquent period	30 days
Consolidated Trusts | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Repurchase of loans delinquent period	90 days